Note 9 - Loss Per Share - Summary of Basic and Diluted Loss Per Common Share (Details) - USD ($)	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Net loss attributable to common shareholders’, continuing operations	$ (78,883)	$ (3,033,754)
Weighted average common shares – Outstanding (in shares)	11,133,764	11,030,754
Loss per share, basic and diluted, continuing operations (in dollars per share)	$ (0.01)	$ (0.28)
Net loss attributable to common shareholders	$ (1,499,884)	$ (4,111,296)
Basic and diluted loss per share (in dollars per share)	$ (0.13)	$ (0.37)